Subsequent Events	3 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16 - SUBSEQUENT EVENTS:

During the period April 1, 2025, and until May 5, 2025, the Company purchased additional 1,568,611 Ordinary Shares for a total consideration of $3.7 million in the framework of its Second Buyback.